UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Zac Tackett, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:

JULY 31
ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, ABR 75/25 Volatility Fund

Date of reporting period: July 1, 2022—June 30, 2023

ITEM 1: PROXY VOTING RECORD
ABR Dynamic Blend Equity & Volatility Fund
During the period July 1, 2022– June 30, 2023, ABR Dynamic Funds, LLC did not vote any proxies on behalf of the
ABR Dynamic Blend Equity & Volatility Fund.
ABR 50/50 Volatility Fund
During the period July 1, 2022 – June 30, 2023, ABR Dynamic Funds, LLC did not vote any proxies on behalf of the
ABR 50/50 Volatility Fund.
ABR 75/25 Volatility Fund
During the period July 1, 2022 – June 30, 2023, ABR Dynamic Funds, LLC did not vote any proxies on behalf of the
ABR 75/25 Volatility Fund.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Zac Tackett
Zac Tackett, President and Principal Executive Officer

Date:	August 21, 2023